UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23164
Investment Company Act file number:

USCA Fund Trust
(Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:    December 31, 2019

Item 1. Schedule of Investments.

USCA Premium Buy-Write Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.22%[a,b]
Communications - 7.27%
Comcast Corporation	14,500	$652,065
Verizon Communications, Inc.	11,000	675,400
The Walt Disney Co.	4,400	636,372
		1,963,837
Consumer Discretionary - 5.94%
D.R. Horton, Inc.	6,000	316,500
The Home Depot, Inc.	2,500	545,950
Nike, Inc.	4,000	405,240
The TJX Companies, Inc.	5,500	335,830
		1,603,520
Consumer Staples - 14.55%
Hormel Foods Corp.	7,000	315,770
Keurig Dr. Pepper Inc.	12,000	347,400
Kimberly-Clark Corporation	4,000	550,200
PepsiCo, Inc.	4,000	546,680
The Procter & Gamble Company	3,500	437,150
Target Corporation	5,000	641,050
Walgreens Boots Alliance, Inc.	7,000	412,720
Walmart Inc.	5,700	677,388
		3,928,358
Energy - 9.08%
Cabot Oil & Gas Corporation	7,500	130,575
ConocoPhillips	4,000	260,120
Diamondback Energy, Inc.	2,000	185,720
EOG Resources, Inc.	3,000	251,280
EQT Corporation	6,500	70,850
Exxon Mobile Corporation	5,000	348,900
Kinder Morgan Inc.	22,500	476,325
Royal Dutch Shell plc[c]	2,200	129,756
Schlumberger N.V. (Schlumberer Unlimited)[c]	8,000	321,600
Total S.A.[c]	5,000	276,500
		2,451,626
Financials - 9.57%
Bank of America Corp.	14,000	493,080
Fifth Third Bancorp	9,000	276,660
Goldman Sachs Group Inc.	1,800	413,874
JPMorgan Chase Financial Company LLC	3,000	418,200
Prudential Financial, Inc.	4,000	374,960
The Travelers Companies, Inc.	1,700	232,815
Visa Inc.	2,000	375,800
		2,585,389

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
December 31, 2019 (Unaudited)

	Shares	Fair Value
Health Care - 9.92%
Amgen, Inc.	1,000	$241,070
Bristol-Myers Squibb Company	7,000	449,330
CVS Health Corporation	6,000	445,740
Gilead Sciences, Inc.	4,000	259,920
Medtronic Public Limited Company[c]	6,000	680,700
Merck & Co, Inc.	3,500	318,325
Novartis AG ADR[c]	3,000	284,070
		2,679,155
Industrials - 6.05%
Emerson Electric Co.	5,000	381,300
FedEx Corporation	800	120,968
Honeywell International Inc.	2,000	354,000
Kansas City Southern	2,500	382,900
Paccar, Inc.	5,000	395,500
		1,634,668
Materials - 4.65%
Eastman Chemical Company	2,000	158,520
Franco-Nevada Corporation[c]	6,000	619,800
Newmont Goldcorp Corporation	11,000	477,950
		1,256,270
Technology - 12.26%
Accenture PLC[c]	2,000	421,140
Activision Blizzard, Inc.	2,500	148,550
Cisco Systems, Inc.	11,000	527,560
Corning Incorporated	9,000	261,990
Intel Corporation	8,500	508,725
Microsoft Corporation	4,500	709,650
Oracle Corporation	9,000	476,820
Texas Instruments, Inc.	2,000	256,580
		3,311,015
Utilities - 8.93%
American Electric Power Company, Inc.	7,000	661,570
Dominion Energy, Inc.	5,000	414,100
Duke Energy Corporation	6,000	547,260
Exelon Corporation	12,000	547,080
NextEra Energy, Inc.	1,000	242,160
		2,412,170

TOTAL COMMON STOCKS (Cost $20,934,123)		23,826,008

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
December 31, 2019 (Unaudited)

	Shares	Fair Value
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.89%[a,b]
Financials - 2.89%
Cyrusone Inc.	5,000	$327,150
Weyerhaeuser Co.	15,000	453,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $785,019)		780,150

EXCHANGE TRADED FUNDS - 4.23%[a,b]
Exchange Traded Funds - 4.23%
iShares 20+ Year Treasury Bond ETF	4,000	541,920
SPDR Gold Shares	4,200	600,180
		1,142,100

TOTAL EXCHANGE TRADED FUNDS (Cost $1,067,252)		1,142,100

MONEY MARKET FUND - 7.74%[a]
First American Treasury Obligations Fund Class X, 1.53%[d]	2,089,435	2,089,435

TOTAL MONEY MARKET FUNDS (Cost $2,089,435)		2,089,435

Total Investments (Cost $24,875,829) - 103.08%[a]		$27,837,693
Total Value of Options Written (Premiums received $665,349) - (2.59%)[a]		(699,101)
Other Liabilities in Excess of Assets - (0.49)%[a]		(131,244)
TOTAL NET ASSETS - 100.00%		$27,007,348

Footnotes
ADR American Depository Receipt
[a]	Percentages are stated as a percent of net assets.
[b]	All or a portion of the securities represents collateral for outstanding call option contracts written. As of
December 31, 2019, the total value of collateral securities for outstanding call option contracts written was $25,748,258.
[c]	Foreign issued security.
[d]	Rate reported is the 7-day current yield as of December 31, 2019.

USCA Premium Buy-Write Fund
Schedule of Options Written
December 31, 2019 (Unaudited)

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Accenture PLC	January 2020	$205.00	20	$(410,000)	$(13,000)
Activision Blizzard, Inc.	January 2020	60.00	25	(150,000)	(2,487)
American Electric Power Company, Inc.	January 2020	92.50	70	(647,500)	(16,625)
Amgen, Inc.	January 2020	230.00	10	(230,000)	(12,175)
Bank of America Corp.	January 2020	34.00	140	(476,000)	(21,350)
Bristol-Myers Squibb Company	February 2020	65.00	70	(455,000)	(11,795)
Cabot Oil & Gas Corporation	January 2020	18.00	75	(135,000)	(1,688)
Cisco Systems, Inc.	February 2020	47.50	110	(522,500)	(19,690)
Comcast Corporation	January 2020	45.00	20	(90,000)	(1,280)
Comcast Corporation	January 2020	47.50	105	(498,750)	(630)
Comcast Corporation	February 2020	45.00	20	(90,000)	(2,670)
ConocoPhillips	January 2020	62.50	40	(250,000)	(12,400)
Corning Incorporated	February 2020	30.00	90	(270,000)	(7,515)
CVS Health Corporation	January 2020	75.00	25	(187,500)	(2,500)
CVS Health Corporation	February 2020	77.50	35	(271,250)	(4,340)
Cyrusone Inc.	January 2020	70.00	10	(70,000)	(125)
Cyrusone Inc.	March 2020	70.00	40	(280,000)	(5,800)
Diamondback Energy, Inc.	January 2020	100.00	5	(50,000)	(275)
Diamondback Energy, Inc.	March 2020	100.00	15	(150,000)	(5,100)
Dominion Energy, Inc.	January 2020	82.50	50	(412,500)	(5,250)
D.R. Horton, Inc.	January 2020	57.50	60	(345,000)	(60)
Duke Energy Corporation	January 2020	92.50	60	(555,000)	(2,250)
Eastman Chemical Company	January 2020	80.00	20	(160,000)	(2,450)
Emerson Electric Co.	January 2020	75.00	50	(375,000)	(10,500)
EOG Resources, Inc.	January 2020	80.00	5	(40,000)	(2,225)
EOG Resources, Inc.	February 2020	85.00	25	(212,500)	(7,875)
EQT Corporation	January 2020	12.00	65	(78,000)	(975)
Exelon Corporation	January 2020	46.00	120	(552,000)	(5,100)
Exxon Mobile Corporation	January 2020	72.50	15	(108,750)	(263)
Exxon Mobile Corporation	February 2020	72.50	35	(253,750)	(2,538)
FedEx Corporation	January 2020	140.00	8	(112,000)	(9,340)
Fifth Third Bancorp	January 2020	31.00	90	(279,000)	(3,420)
Franco-Nevada Corporation	January 2020	105.00	30	(315,000)	(3,525)
Franco-Nevada Corporation	April 2020	105.00	30	(315,000)	(13,650)
Gilead Sciences, Inc.	January 2020	67.50	40	(270,000)	(2,240)
Goldman Sachs Group Inc.	January 2020	215.00	15	(322,500)	(23,775)
Goldman Sachs Group Inc.	January 2020	220.00	3	(66,000)	(3,435)
The Home Depot, Inc.	January 2020	235.00	13	(305,500)	(104)
The Home Depot, Inc.	February 2020	235.00	14	(329,000)	(1,734)
Honeywell International Inc.	January 2020	180.00	20	(360,000)	(2,000)
Hormel Foods Corp.	January 2020	45.00	70	(315,000)	(4,200)
Intel Corporation	January 2020	55.00	85	(467,500)	(42,288)
iShares 20+ Year Treasury Bond ETF	January 2020	140.00	40	(560,000)	(940)
JPMorgan Chase Financial Company LLC	January 2020	130.00	10	(130,000)	(9,450)
JPMorgan Chase Financial Company LLC	January 2020	135.00	20	(270,000)	(9,500)
Kansas City Southern	January 2020	150.00	20	(300,000)	(11,300)
Kansas City Southern	January 2020	150.00	5	(75,000)	(1,537)
Keurig Dr Pepper Inc.	January 2020	29.00	120	(348,000)	(4,200)

USCA Premium Buy-Write Fund
Schedule of Options Written - (Continued)
December 31, 2019 (Unaudited)

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Kimberly-Clark Corporation	January 2020	$135.00	40	$(540,000)	$(14,400)
Kinder Morgan Inc.	March 2020	22.00	225	(495,000)	(5,625)
Medtronic Public Limited Company	February 2020	110.00	30	(330,000)	(16,875)
Medtronic Public Limited Company	February 2020	115.00	30	(345,000)	(7,725)
Merck & Co, Inc.	January 2020	90.00	35	(315,000)	(6,230)
Microsoft Corporation	January 2020	140.00	22	(308,000)	(39,160)
Microsoft Corporation	February 2020	150.00	23	(345,000)	(22,770)
Newmont Goldcorp Corporation	February 2020	42.00	110	(462,000)	(26,675)
NextEra Energy, Inc.	January 2020	240.00	10	(240,000)	(4,200)
Nike, Inc.	January 2020	97.50	40	(390,000)	(17,200)
Novartis AG ADR	January 2020	92.50	30	(277,500)	(7,650)
Oracle Corporation	January 2020	55.00	45	(247,500)	(337)
Oracle Corporation	February 2020	52.50	45	(236,250)	(6,907)
Paccar, Inc.	January 2020	75.00	50	(375,000)	(21,500)
PepsiCo, Inc.	January 2020	135.00	40	(540,000)	(10,600)
The Procter & Gamble Company	January 2020	125.00	35	(437,500)	(4,532)
Prudential Financial, Inc.	January 2020	95.00	40	(380,000)	(3,420)
Royal Dutch Shell plc	January 2020	59.50	22	(130,900)	(990)
Schlumberger N.V. (Schlumberer Unlimited)	February 2020	42.50	80	(340,000)	(7,200)
SPDR Gold Shares	February 2020	144.00	42	(604,800)	(9,576)
Target Corporation	January 2020	110.00	25	(275,000)	(45,875)
Target Corporation	January 2020	130.00	20	(260,000)	(4,330)
Target Corporation	February 2020	130.00	5	(65,000)	(1,775)
Texas Instruments, Inc.	January 2020	125.00	20	(250,000)	(8,500)
The Travelers Companies, Inc.	January 2020	140.00	17	(238,000)	(765)
The TJX Companies, Inc.	January 2020	60.00	55	(330,000)	(8,800)
Total S.A.	February 2020	55.00	26	(143,000)	(2,990)
Total S.A.	February 2020	57.50	24	(138,000)	(660)
Verizon Communications, Inc.	January 2020	60.00	70	(420,000)	(10,255)
Verizon Communications, Inc.	February 2020	62.50	40	(250,000)	(2,660)
Visa Inc.	January 2020	185.00	10	(185,000)	(4,425)
Visa Inc.	March 2020	175.00	10	(175,000)	(15,775)
Walgreens Boots Alliance, Inc.	January 2020	65.00	35	(227,500)	(665)
Walgreens Boots Alliance, Inc.	February 2020	62.50	35	(218,750)	(3,500)
Walmart Inc.	January 2020	120.00	32	(384,000)	(2,864)
Walmart Inc.	February 2020	125.00	25	(312,500)	(2,850)
The Walt Disney Co.	January 2020	145.00	17	(246,500)	(3,451)
The Walt Disney Co.	January 2020	155.00	7	(108,500)	(140)
The Walt Disney Co.	February 2020	150.00	20	(300,000)	(5,680)
Weyerhaeuser Co.	April 2020	31.00	150	(465,000)	(12,000)

Total Value of Call Options Written (Premiums received $665,349)				$(25,796,700)	$(699,101)

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Money market funds are valued at net asset value (“NAV”). Short-term debt investments, having a maturity of 60 days or less, are generally valued at the evaluated mean.  Exchange-traded options are valued using the composite mean price provided by an independent third-party pricing service approved by the Board. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem, or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board.  Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” ("ASC 820").  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks (a)	$23,826,008	$-	$-	$23,826,008
Master Limited Partnerships (a)	-	-	-	-
Real Estate Investment Trusts (REITs)	780,150			780,150
Exchange Traded Funds	1,142,100	-	-	1,142,100
Money Market Fund	2,089,435	-	-	2,089,435
Total Assets	$27,837,693	$-	$-	$27,837,693
Liabilities
Written Options	$699,101	$-	$-	$699,101
Total Liabilities	$699,101	$-	$-	$699,101

(a)	All other industry classifications are identified in the Schedules of Investments and Written Options.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the period ended December 31, 2019, there were no transfers between Level 1, Level 2 or Level 3.

Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

As part of its strategy, the Fund sells (writes) call options on securities held in its portfolio (i.e., covered call options).  The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of call option premiums received.  Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written options and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

The Fund has adopted the disclosure provision of FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required, and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

The following table presents the type and fair value of derivatives by location as presented on the Statement of Assets and Liabilities at December 31, 2019:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Equity risk - Written option contracts	Options written, at fair value	$ 699,101

The following table presents the effect of derivatives on the Statement of Operations for the period ended December 31, 2019:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain (Loss) on Derivatives	Net Realized Loss on Written Option Contracts	Net Unrealized Depreciation of Written Option Contracts
Equity risk – Written option contacts	Options	$308,753	$33,752

The average notional amount of all written call options for the period ended December 31, 2019 was $24,971,167.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA Fund Trust

By (Signature and Title)       /s/ Phil Pilibosian
Phil Pilibosian, President

Date       February 11, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Phil Pilibosian
Phil Pilibosian, President

Date       February 11, 2020

By (Signature and Title)       /s/ Chris Arnold
Chris Arnold, Treasurer

Date       February 11, 2020